Matthews Emerging Markets ex China Active ETF N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Entity Central Index Key	0000923184
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 30, 2026